Loans and Allowance for Credit Losses - Schedule of Information Regarding Credit Exposure (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	$ 169		$ 189
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	4,093		5,015
Financing Receivable, Prior year	2,064		4,088
Financing Receivable, Two year prior	3,391		3,078
Financing Receivable, Three year prior	2,998		1,788
Financing Receivable, Four year prior	1,588		7,204
Prior	20,253		18,530
Term Loans Total	34,387		39,703
Revolving Loans	10,887		9,507
Grand Total	45,274		49,210
Current year-to-date gross write-offs, Current year	0	[1]	0
Current year-to-date gross write-offs, Prior year	0	[1]	0
Current year-to-date gross write-offs, Two year prior	0	[1]	0
Current year-to-date gross write-offs, Three year prior	0	[1]	0
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	0	[1]	0
Current year-to-date gross write-offs, Term Loans Total	0	[1]	0
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	0	[1]	0
Agricultural [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	4,093		5,015
Financing Receivable, Prior year	2,064		4,088
Financing Receivable, Two year prior	3,391		3,078
Financing Receivable, Three year prior	2,998		1,788
Financing Receivable, Four year prior	1,588		7,028
Prior	20,055		18,476
Term Loans Total	34,189		39,473
Revolving Loans	10,887		9,507
Grand Total	45,076		48,980
Agricultural [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		176
Prior	198		54
Term Loans Total	198		230
Revolving Loans	0		0
Grand Total	198		230
Agricultural [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Agricultural [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Agricultural [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	12,034		23,600
Financing Receivable, Prior year	22,713		45,489
Financing Receivable, Two year prior	35,577		23,490
Financing Receivable, Three year prior	18,557		10,537
Financing Receivable, Four year prior	8,767		9,287
Prior	15,587		11,950
Term Loans Total	113,235		124,353
Revolving Loans	110,796		105,562
Grand Total	224,031		229,915
Current year-to-date gross write-offs, Current year	0	[1]	0
Current year-to-date gross write-offs, Prior year	0	[1]	55
Current year-to-date gross write-offs, Two year prior	0	[1]	30
Current year-to-date gross write-offs, Three year prior	0	[1]	71
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	1	[1]	2
Current year-to-date gross write-offs, Term Loans Total	1	[1]	158
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	1	[1]	158
Commercial and Industrial [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	12,034		23,600
Financing Receivable, Prior year	22,713		45,489
Financing Receivable, Two year prior	35,475		23,462
Financing Receivable, Three year prior	18,536		10,502
Financing Receivable, Four year prior	8,736		9,214
Prior	15,342		11,882
Term Loans Total	112,836		124,149
Revolving Loans	110,682		105,559
Grand Total	223,518		229,708
Commercial and Industrial [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	102		28
Financing Receivable, Three year prior	21		35
Financing Receivable, Four year prior	31		73
Prior	245		64
Term Loans Total	399		200
Revolving Loans	112		3
Grand Total	511		203
Commercial and Industrial [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		4
Term Loans Total	0		4
Revolving Loans	2		0
Grand Total	2		4
Commercial and Industrial [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Commercial and Industrial [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	1,105		2,507
Financing Receivable, Prior year	2,209		2,719
Financing Receivable, Two year prior	0		552
Financing Receivable, Three year prior	538		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	3,852		5,778
Revolving Loans	14,899		15,158
Grand Total	18,751		20,936
Current year-to-date gross write-offs, Current year	0	[1]	0
Current year-to-date gross write-offs, Prior year	0	[1]	0
Current year-to-date gross write-offs, Two year prior	0	[1]	0
Current year-to-date gross write-offs, Three year prior	0	[1]	0
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	0	[1]	0
Current year-to-date gross write-offs, Term Loans Total	0	[1]	0
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	0	[1]	0
Construction Real Estate [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	1,105		2,507
Financing Receivable, Prior year	2,209		2,719
Financing Receivable, Two year prior	0		552
Financing Receivable, Three year prior	538		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	3,852		5,778
Revolving Loans	14,899		15,158
Grand Total	18,751		20,936
Construction Real Estate [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Construction Real Estate [Member] | Nonaccrual Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	4,325		9,775
Financing Receivable, Prior year	7,989		13,876
Financing Receivable, Two year prior	10,013		6,771
Financing Receivable, Three year prior	5,587		2,849
Financing Receivable, Four year prior	2,136		1,260
Prior	1,710		1,202
Term Loans Total	31,760		35,733
Revolving Loans	1,051		808
Grand Total	32,811		36,541
Current year-to-date gross write-offs, Current year	0	[1]	8
Current year-to-date gross write-offs, Prior year	34	[1]	24
Current year-to-date gross write-offs, Two year prior	103	[1]	11
Current year-to-date gross write-offs, Three year prior	1	[1]	28
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	2	[1]	1
Current year-to-date gross write-offs, Term Loans Total	140	[1]	72
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	140	[1]	72
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	4,325		9,775
Financing Receivable, Prior year	7,989		13,876
Financing Receivable, Two year prior	10,010		6,771
Financing Receivable, Three year prior	5,586		2,849
Financing Receivable, Four year prior	2,136		1,260
Prior	1,710		1,202
Term Loans Total	31,756		35,733
Revolving Loans	1,051		808
Grand Total	32,807		36,541
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Consumer Portfolio Segment [Member] | Nonaccrual Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	3		0
Financing Receivable, Three year prior	1		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	4		0
Revolving Loans	0		0
Grand Total	4		0
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	28,961		149,181
Financing Receivable, Prior year	152,813		134,289
Financing Receivable, Two year prior	121,618		107,033
Financing Receivable, Three year prior	102,700		71,754
Financing Receivable, Four year prior	69,234		43,846
Prior	169,033		137,698
Term Loans Total	644,359		643,801
Revolving Loans	159,854		143,120
Grand Total	804,213		786,921
Current year-to-date gross write-offs, Current year	0	[1]	0
Current year-to-date gross write-offs, Prior year	0	[1]	0
Current year-to-date gross write-offs, Two year prior	0	[1]	0
Current year-to-date gross write-offs, Three year prior	0	[1]	0
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	0	[1]	0
Current year-to-date gross write-offs, Term Loans Total	0	[1]	0
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	0	[1]	0
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	28,961		149,181
Financing Receivable, Prior year	152,813		134,289
Financing Receivable, Two year prior	121,262		107,033
Financing Receivable, Three year prior	102,700		71,754
Financing Receivable, Four year prior	69,234		43,846
Prior	168,671		136,361
Term Loans Total	643,641		642,464
Revolving Loans	159,854		143,120
Grand Total	803,495		785,584
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	362		1,337
Term Loans Total	362		1,337
Revolving Loans	0		0
Grand Total	362		1,337
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	356		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	356		0
Revolving Loans	0		0
Grand Total	356		0
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	19,368		54,231
Financing Receivable, Prior year	49,035		65,148
Financing Receivable, Two year prior	60,258		29,127
Financing Receivable, Three year prior	27,585		16,391
Financing Receivable, Four year prior	15,053		12,556
Prior	48,982		40,756
Term Loans Total	220,281		218,209
Revolving Loans	55,597		49,521
Grand Total	275,878		267,730
Current year-to-date gross write-offs, Current year	0	[1]	0
Current year-to-date gross write-offs, Prior year	0	[1]	26
Current year-to-date gross write-offs, Two year prior	0	[1]	0
Current year-to-date gross write-offs, Three year prior	0	[1]	0
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	0	[1]	1
Current year-to-date gross write-offs, Term Loans Total	0	[1]	27
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	0	[1]	27
Residential Portfolio Segment [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	19,368		54,231
Financing Receivable, Prior year	48,776		64,768
Financing Receivable, Two year prior	59,768		28,301
Financing Receivable, Three year prior	26,752		16,391
Financing Receivable, Four year prior	15,053		12,556
Prior	48,874		40,270
Term Loans Total	218,591		216,517
Revolving Loans	55,561		49,491
Grand Total	274,152		266,008
Residential Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Residential Portfolio Segment [Member] | Nonaccrual Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	259		380
Financing Receivable, Two year prior	490		826
Financing Receivable, Three year prior	833		0
Financing Receivable, Four year prior	0		0
Prior	108		486
Term Loans Total	1,690		1,692
Revolving Loans	36		30
Grand Total	1,726		1,722
Loans to other financial institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	36,569		19,400
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	36,569		19,400
Revolving Loans	0		0
Grand Total	36,569		19,400
Current year-to-date gross write-offs, Current year	0	[1]	0
Current year-to-date gross write-offs, Prior year	0	[1]	0
Current year-to-date gross write-offs, Two year prior	0	[1]	0
Current year-to-date gross write-offs, Three year prior	0	[1]	0
Current year-to-date gross write-offs, Four year prior	0	[1]	0
Financing Receivable Originated Writeoffs Five or More Years Before Latest Fiscal Year, Total	0	[1]	0
Current year-to-date gross write-offs, Term Loans Total	0	[1]	0
Current year-to-date gross write-offs, Revolving Loans	0	[1]	0
Current year-to-date gross write-offs, Grand Total	0	[1]	0
Loans to other financial institutions [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	36,569		19,400
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	36,569		19,400
Revolving Loans	0		0
Grand Total	36,569		19,400
Loans to other financial institutions [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Loans to other financial institutions [Member] | Nonaccrual Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	0		0
Financing Receivable, Prior year	0		0
Financing Receivable, Two year prior	0		0
Financing Receivable, Three year prior	0		0
Financing Receivable, Four year prior	0		0
Prior	0		0
Term Loans Total	0		0
Revolving Loans	0		0
Grand Total	0		0
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	45,088		177,796
Financing Receivable, Prior year	177,590		183,866
Financing Receivable, Two year prior	160,586		133,601
Financing Receivable, Three year prior	124,255		84,079
Financing Receivable, Four year prior	79,589		60,337
Prior	204,873		168,178
Term Loans Total	791,981		807,857
Revolving Loans	281,537		258,189
Grand Total	1,073,518		1,066,046
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Current year	61,367		85,913
Financing Receivable, Prior year	59,233		81,743
Financing Receivable, Two year prior	70,271		36,450
Financing Receivable, Three year prior	33,710		19,240
Financing Receivable, Four year prior	17,189		13,816
Prior	50,692		41,958
Term Loans Total	292,462		279,120
Revolving Loans	71,547		65,487
Grand Total	$ 364,009		$ 344,607

[1]	It is noted that write-offs in the table above do not include checking account write offs. Checking account write-offs during the first six months of 2024 were $311,000 or an annualized $628,000 compared to $480,000 during the full year 2023 and $221,000 or an annualized $442,000 during the first six months of 2023.